Property, plant and equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Acquired assets	€ 78,251	€ 42,977